Consolidated Statements of Comprehensive (Loss) Income ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss) income	¥ 724,950	$ 105,108	¥ (1,177,120)	¥ (1,012,346)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	189,549	27,482	(52,841)	(143,876)
Realized accumulated comprehensive loss of discontinued operations	(44,370)	(6,433)
Total Other comprehensive (loss) income, net	145,179	21,049	(52,841)	(143,876)
Total comprehensive (loss) income attributable to Zhangmen Education Inc.	870,129	126,157	(1,229,961)	(1,156,222)
Deemed dividend				(101,795)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares			(2,217,489)	(837,856)
Total comprehensive (loss) income attributable to ordinary shareholders of Zhangmen Education Inc.	870,129	126,157	(3,447,450)	(2,095,873)
Less: total comprehensive (loss) income related to discontinued operations attributable to ordinary shareholders of Zhangmen Education Inc.	756,893	109,739	(912,879)	(731,884)
Total comprehensive (loss) income from continuing operations attributable to ordinary shareholders of Zhangmen Education Inc.	¥ 113,236	$ 16,418	¥ (2,534,571)	¥ (1,363,989)